INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
8.	INVENTORIES

The components of inventories at December 31 were as follows:

	2011	2010

Finished goods
Specialty printing papers	$28.6	$24.4
Newsprint	9.1	5.7
Pulp	7.8	4.6
Total finished goods	45.5	34.7
Work-in-progress	1.1	0.9
Raw materials – wood chips, pulp logs and other	26.3	23.7
Operating and maintenance supplies and spare parts (note 5)	74.0	80.6
	$146.9	$139.9

At December 31, 2011, the company had applied write-downs of $2.1 million to finished goods inventory (2010 – $0.2 million) and $4.5 million to raw materials inventory (2010 – $0.4 million).

An inventory of maintenance supplies and spare parts were written off as part of an impairment charge in 2011. Those inventory items are in use at the company’s mill in Snowflake, Arizona.